CAPITAL STOCK (Details Textuals) (USD $)	Sep. 30, 2012	Sep. 01, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital stock additional details
Preferred stock, authorized	10,000,000			10,000,000	10,000,000
Preferred stock Series A,designated	3,500,000			3,500,000	3,500,000
Preferred stock Series A, par value	$ 0.001			$ 0.001	$ 0.001
Preferred stock Series A, Issued	2,022,321			1,924,230	1,924,230
Common stock, par value	$ 0.001			$ 0.001	$ 0.001
Common stock, Authorized	200,000,000			200,000,000	200,000,000
Common stock, Issued	22,510,894	70,000	130,000	22,310,894
Common stock, outstanding	22,510,894			22,310,894	12,705,038
Common stock, per share		$ 1.00	$ 0.85	$ 0.83